Due to Related Parties (Details) (USD $)	Dec. 31, 2012		Mar. 31, 2012
Schedule of amount due to (from) related parties
Due from related parties	$ 204,601	[1]		[1]
Due to related parties	921,396	[1]	127,968	[1]
Sichel Limited [Member]
Schedule of amount due to (from) related parties
Due from related parties
Due to related parties	663,494		127,968
PGG [Member]
Schedule of amount due to (from) related parties
Due from related parties
Due to related parties	242,477
Enviro [Member]
Schedule of amount due to (from) related parties
Due from related parties	204,601
Due to related parties
Other shareholders [Member]
Schedule of amount due to (from) related parties
Due from related parties
Due to related parties	$ 15,425

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